Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Carrying amount of property, plant and equipment not in use	€ 10,468,000	€ 10,795,000
Impairment losses on property,plant and equipment	0	0
Property subject to mortgage	€ 47,865,000	€ 26,932,000